Fees Summary	Jul. 15, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 913,100
Previously Paid Amount	0.00
Total Fee Amount	126.10
Total Offset Amount	0.00
Net Fee	126.10
Narrative - Max Aggregate Offering Price	$ 913,100
Final Prospectus	true